BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Financial effect due to application of IFRS 15
Financial effects due to application of IFRS
Increase in retained earnings before deferred taxes	R$ 156
Financial effect due to application of IFRS 15 | Minimum
Financial effects due to application of IFRS
Shift from revenues from the provision of services to revenues from the sale of goods (as a percent)	0.30%
Financial effect due to application of IFRS 15 | Maximum
Financial effects due to application of IFRS
Shift from revenues from the provision of services to revenues from the sale of goods (as a percent)	0.70%
Financial effect due to application of IFRS 9
Financial effects due to application of IFRS
Decrease in bad debts provision balance on receivables	R$ 354
Telefonica Data S.A. (TData)
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	100.00%
POP Internet Ltda ("POP")
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	100.00%
Alianca Atlantica Holding B.V. (Alianca)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%
Companhia AIX de Participacoes (AIX)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%
Companhia ACT de Participacoes (ACT)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%